Significant accounting policies (Details) € in Thousands		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) reporting_unit	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2019 EUR (€)
Significant Accounting Policies [Line Items]
Deferred revenue		€ 7,863	€ 7,863	€ 7,863	€ 7,863	€ 7,863	€ 8,941
Revenue recognized that was included in beginning deferred revenue balance					8,000
Ownership percentage by noncontrolling owners								31.70%
Amortization of intangible assets	[1]				1,684		3,220	€ 13,857
Restricted cash		2,400	2,400	2,400	2,400	2,400	2,700
Restricted cash, noncurrent		2,300	€ 2,300	€ 2,300	2,300	2,300
Land rent expense					1,800		1,700	1,700
Number of reporting units			3	3
Number of operating segments | segment				3
Advertising spend					732,458		884,685	623,452
Prepaid advertising		6,267	€ 6,267	€ 6,267	6,267	6,267	12,577
Impact of adoption of new accounting guidance		€ 143	143	143	143	€ 143
Depreciation					11,370		€ 7,802	€ 5,083
Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		7 years
Computer equipment, capitalized software and software development cost and furniture and other equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Computer equipment, capitalized software and software development cost and furniture and other equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment useful life		5 years
Buildings
Significant Accounting Policies [Line Items]
Property and equipment useful life		39 years
Depreciation					1,600
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
RSUs | Minimum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
RSUs | Maximum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Stock Option | Minimum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year					2 years	2 years	2 years	1 year
Stock Option | Maximum
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years					3 years	3 years	3 years	3 years
Expedia | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage						36.00%	36.00%	36.00%
Expedia | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage						41.00%	47.00%
Priceline.com | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage						39.00%	44.00%	43.00%
Priceline.com | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage						35.00%	28.00%
Acquired technology
Significant Accounting Policies [Line Items]
Amortization of intangible assets					278		€ 59	€ 3,750
Internal use software and website development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets					3,000		€ 1,700	€ 1,400
Retained earnings (accumulated deficit)
Significant Accounting Policies [Line Items]
Impact of adoption of new accounting guidance		€ 143	€ 143	€ 143	€ 143	€ 143
Scenario, Forecast | ASU 2016-02
Significant Accounting Policies [Line Items]
Right-of use asset											€ 104,000
Right-of use asset, gross											106,000
Right-of use asset, lease incentives and deferred rent											2,000
Operating lease liability											106,000
Scenario, Forecast | Retained earnings (accumulated deficit) | ASU 2016-02
Significant Accounting Policies [Line Items]
Impact of adoption of new accounting guidance											€ 10,000

[1]	Year ended December 31, 201620172018Amortization of acquired technology included in amortization of intangible assets3,75059278Amortization of internal use software and website development costs included in technology and content1,4101,7422,214Amortization of internal use software costs included in general and administrative 0408785